Significant Accounting Policies (Details)	3 Months Ended
Mar. 31, 2018
Minimum [Member]
Significant Accounting Policies (Textual)
Assets estimated useful lives	3 years
Maximum [Member]
Significant Accounting Policies (Textual)
Assets estimated useful lives	7 years